FI - Carrying value and fair value not held at fair value (Details 17) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 75,706	SFr 85,086	SFr 77,498
Investment securities	2,331	2,146	2,191
Loans	15,711	14,717	15,307
Other assets	9,743	9,931	9,018
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,457	15,740	15,262
Short-term borrowings	11,675	11,535	11,019
Long-term debt	62,205	61,536	63,628
Other liabilities	7,750	SFr 8,296	8,624
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	41,911		37,848
Loans	268,274		260,093
Other assets	129,114		170,870
Financial liabilities
Due to banks and deposits	381,290		372,867
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,429		11,233
Short-term borrowings	18,898		14,871
Long-term debt	103,757		109,403
Other liabilities	17,668		61,316
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	41,912		37,848
Loans	275,857		267,502
Other assets	129,277		171,223
Financial liabilities
Due to banks and deposits	381,246		372,856
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,431		11,233
Short-term borrowings	18,900		14,870
Long-term debt	104,338		112,723
Other liabilities	17,776		61,303
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other assets	112,421		109,645
Financial liabilities
Due to banks and deposits	201,135		201,575
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	4		0
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	41,912		37,848
Loans	270,720		264,290
Other assets	16,126		60,469
Financial liabilities
Due to banks and deposits	180,111		171,281
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,412		11,233
Short-term borrowings	18,900		14,870
Long-term debt	103,920		112,488
Other liabilities	17,635		61,131
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	5,137		3,212
Other assets	730		1,109
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	418		235
Other liabilities	137		172
Bank
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	75,706		77,498
Investment securities	2,329		2,189
Loans	15,711		15,307
Other assets	9,743		9,018
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,457		15,262
Short-term borrowings	11,675		11,019
Long-term debt	61,272		62,622
Other liabilities	7,735		8,590
Bank | Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	41,911		37,848
Loans	273,792		264,181
Other assets	128,543		170,687
Financial liabilities
Due to banks and deposits	382,714		374,006
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,429		11,233
Short-term borrowings	19,395		15,359
Long-term debt	103,838		109,420
Other liabilities	17,970		61,701
Bank | Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	41,912		37,848
Loans	281,376		271,592
Other assets	128,705		171,040
Financial liabilities
Due to banks and deposits	382,670		373,995
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,431		11,233
Short-term borrowings	19,397		15,359
Long-term debt	104,579		112,799
Other liabilities	18,078		61,689
Bank | Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other assets	111,541		109,414
Financial liabilities
Due to banks and deposits	202,219		202,164
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	3		0
Bank | Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	41,912		37,848
Loans	276,239		268,380
Other assets	16,436		60,518
Financial liabilities
Due to banks and deposits	180,451		171,831
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,412		11,233
Short-term borrowings	19,397		15,359
Long-term debt	104,161		112,564
Other liabilities	17,938		61,543
Bank | Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	5,137		3,212
Other assets	728		1,108
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	418		235
Other liabilities	SFr 137		SFr 146